Derivatives and hedging (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss to Statements of Operations
Such gains and losses were reclassified from accumulated other comprehensive income (loss) when the related expenses were incurred. These gains and losses were recorded in the consolidated statements of operations as follows:

	Six Months Ended June 30,
	2025	2024
Cost of revenue	$(105)	$7
Research and development	(905)	32
Sales and marketing	(270)	45
General and administrative	(251)	15
Total	$(1,531)	$99